SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2013
Date of reporting period: November 30, 2012

Item 1. Semi-Annual Report

Amana Mutual Funds Trust

Semi-Annual Report

November 30, 2012

Income Fund •	Growth Fund •	Developing World Fund
AMANX	AMAGX	AMDWX

Performance Summary (as of December 31, 2012)

Average Annual Returns (before any taxes paid by shareowners)	10 Year	5 Year	3 Year	1 Year	Expense Ratio¹
Amana Income Fund	11.06%	3.46%	7.84%	9.65%	1.20%
Amana Growth Fund	11.70%	3.33%	8.16%	11.21%	1.13%
Amana Developing World Fund	n/a	n/a	1.21%	6.69%	1.63%

Morningstar™ Ratings²	Overall	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Large Blend" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	1	6	71	93
Funds in category	1,506	836	1,324	1,506	1,686

Amana Growth Fund — "Large Growth" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	2	13	70	89
Funds in category	1,503	863	1,301	1,503	1,681

Amana Developing World Fund — "Diversified Emerging Markets" category
Morningstar Rating™	* * *	n/a	n/a	* * *	n/a
% Rank in category	n/a	n/a	n/a	84	96
Funds in category	358	n/a	n/a	358	552

Lipper Quintile Rankings³	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Equity Income" category
Quintile Rank	1st	1st	5th	5th
Absolute Rank / Funds in category	1/111	32/216	223/247	254/313

Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	1st	1st	4th	5th
Absolute Rank / Funds in category	14/255	75/387	351/466	436/531

Amana Developing World Fund — "Emerging Markets" category
Quintile Rank	n/a	n/a	5th	5th
Absolute Rank / Funds in category	n/a	n/a	278/339	505/523

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 888/73-AMANA or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

Please consider an investment's objective, risks, charges and expenses carefully before investing. To obtain a free prospectus or summary prospectus which contains this and other important information on the Amana Funds, please call toll-free 888/73-AMANA or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 14, 2012 and incorporates results for the fiscal year ended May 31, 2012. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period.

² Source: Morningstar December 31, 2012. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating metrics.

% Rank in Category: This is the fund's total return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

³ Source: Lipper Inc., A Thomson Reuters Company, December 31, 2012. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are based on past performance with capital gains and dividends reinvested.

Fellow Shareowners:

Stock markets gained nicely during the six months ended November 30, 2012, as the U.S. economy continued its recovery. For this semi-annual fiscal period, Amana Income returned 7.43%, Amana Growth gained 5.02%, and Amana Developing World was up 4.55%. General market indicators similarly appreciated: the S&P 500 Index returned 9.32% while the Dow Jones Islamic Market U.S. Total Return Index returned 7.06%. Domestic U.S. markets generally outperformed international markets in the latter part of 2012, as economic indicators in Europe and Asia seesawed.

The Amana Funds employ investment screens which preclude investments in highly leveraged companies plus certain industries, such as the banking and financial sectors. We favor companies with low debt levels and strong balance sheets, which generally fare better in distressed times. With the market strengthening in 2012, we cautiously increased our holdings of many attractively priced securities. Our conservative style hurt our relative performance, as financial stocks widely outperformed in 2012.

Top Long-Term Results

Experienced investors know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a longer time span. That's why the recognition that Amana continues to receive for superlative long-term performance is so important to our shareowners.

Both Amana Income and Amana Growth Funds rank in top 2% for 10 Year Morningstar category performance

Both Amana Income and Amana Growth outperformed the average fund in their Morningstar categories1 for seven of the last ten calendar years. Also during the last decade, both funds were twice ranked in the top 1% of all funds in their Morningstar categories. Amana Income Fund had the distinction of ranking first (#1) of 111 funds over 10 years in its Lipper "Equity Income" category.

Amana's third and newest fund, Amana Developing World, underperformed its peers, as it maintained a relatively high cash position while most of the world's emerging markets rallied. The Fund returned 6.69% for the year ended 12/31/2012, which compares to its benchmark, the MSCI Emerging Markets Index, which returned 18.47%. This result largely reversed 2011's strong outperformance, when the Fund mostly avoided 2011's broad decline in the emerging markets.

Going Forward

The U.S. economy is notably improving: employment is creeping up, construction is doing better, and the U.S. dollar is strong. Led by exports and moderate consumer spending, U.S. manufacturing is improving. Consumer confidence is rising, with auto sales driving higher and holiday shopping stronger. Federal government tax increases avoided most everybody, but spending seems impossible to control. Central banks are still pushing cash out to the markets. Corporate earnings for 2013 should be even better than 2012, but the outlook for every industry varies.

The future is always different from the past, and we vigilantly watch for significant changes in major trends. Inflation, for example, may be dead for years to come. After a fifty-year expansion built on ever-increasing credit, we now see deleveraging by governments and consumers. Real estate, for example, still has years of stagnation ahead as demand contracts and financing is restricted around the globe. Bank regulators continue to demand more capital to reduce risk, which reduces lending. Long-term interest rates, good inflation predictors, remain at multi-generational lows in many economies. More efficient, web-based organizations are deflationary, meaning the internet's main effect on business is broadly lower prices and less need for employment. Yet, regardless of the trend, Amana will consistently invest in companies with histories of solid revenues, earnings, dividends, and balance sheets.

During the fiscal year ended in May 2012, Amana's assets declined 3%. Unfortunately, in a general investor flight from equities during the last six months, assets declined 1% to $3.48 billion. The impact of asset growth on fund expense ratios is twofold. Not only do higher assets help by spreading out fixed expenses, but a fund's advisory fees may also be lowered (for example, to just 0.65% of individual fund assets over $1.5 billion). We watch expenses carefully and are pleased to report declines in the annualized expense ratios of two funds, despite a slight decline in assets. Amana Income remains at 1.20%, while Amana Growth is now 1.12% and Amana Developing World is now 1.56% for the first half of the current fiscal year.

Amana Mutual Funds embody basic principles of sound finance: good governance, transparency, fairness, and risk sharing. Saturna Capital staff work from offices in Bellingham, Chicago, Reno, and Kuala Lumpur (Malaysia) to better serve you. For more information, please visit www.amanafunds.com or call 1-888/73-AMANA.

Respectfully,

Nicholas Kaiser,
President & Portfolio Manager

Talat Othman,
Independent Board Chairman

¹ Amana Income's Morningstar category from 2002 through 2010 was Large Value. It changed categories to Large Blend in May of 2011. Amana Growth's Morningstar category from 2002 through 2012 was Large Growth.

Semi-Annual Report	November 30, 2012	3

Performance Summary (as of November 30, 2012)

As of November 30, 2012, the U.S. mutual fund rating service, Morningstar™, honored Amana by awarding both the Income and Growth Funds their highest rating: * * * * * Overall. The strong performance history of both Funds is also illustrated in their "% Rank in category" standings. Here are the details¹:

Morningstar™ Ratings¹	Overall	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Large Blend" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	1	6	72	91
Funds in category	1,524	838	1,327	1,524	1,702

Amana Growth Fund — "Large Growth" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	1	16	73	86
Funds in category	1,470	847	1,274	1,470	1,635

Amana Developing World Fund — "Diversified Emerging Markets" category
Morningstar Rating™	* * *	n/a	n/a	* * *	n/a
% Rank in category	n/a	n/a	n/a	85	92
Funds in category	355	n/a	n/a	355	552

Amana also garnered high marks with Lipper Inc. (A Thomson Reuters Company)²:

Lipper Quintile Rankings²	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Equity Income" category
Quintile Rank	1st	1st	5th	5th
Absolute Rank / Funds in category	2/110	35/213	225/248	283/311

Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	1st	2nd	4th	4th
Absolute Rank / Funds in category	10/258	89/390	363/464	409/525

Amana Developing World Fund — "Emerging Markets" category
Quintile Rank	n/a	n/a	5th	5th
Absolute Rank / Funds in category	n/a	n/a	281/337	470/521

Performance data quoted above represents past performance and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 888/73-AMANA or visiting www.amanafunds.com.

¹ Source: Morningstar November 30, 2012. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating™ metrics.

% Rank in Category: This is the fund's total return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

² Source: Lipper Inc., A Thomson Reuters Company, November 30, 2012. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

4	Semi-Annual Report	November 30, 2012

Amana Income Fund: Performance Summary

Average Annual Returns (as of November 30, 2012)

	10 Year	5 Years	1 Year	Expense Ratio¹
Amana Income Fund	10.81%	3.14%	9.39%	1.20%
S&P 500 Index	6.35%	1.34%	16.13%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 29, 2002, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $27,922 versus $18,523 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 14, 2012, and incorporates results for the fiscal year ended May 31, 2012. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Portfolio Diversification
% of Fund Assets		Industry weightings are shown as a percentage of total net assets.
Eli Lilly	2.6%
Colgate-Palmolive	2.5%
Canadian National Railway	2.4%
Exxon Mobil	2.4%
Illinois Tool Works	2.4%
Kellogg	2.4%
Nike	2.3%
Pfizer	2.3%
W.W. Grainger	2.3%
PepsiCo	2.2%

Semi-Annual Report	November 30, 2012	5

Amana Income Fund: Schedule of Investments

Common Stocks — 95.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Local Media
Pearson ADS	300,000	$4,106,896	$5,712,000	0.4%

Telecom Carriers
Chunghwa Telecom ADS	555,154	12,749,782	17,848,201	1.4%
Telstra ADR	150,000	2,505,532	3,376,500	0.3%
Telus	100,000	4,478,065	6,483,000	0.5%
Vodafone Group ADS	250,000	6,685,242	6,448,750	0.5%
		26,418,621	34,156,451	2.7%

		30,525,517	39,868,451	3.1%

Consumer Discretionary

Apparel, Footwear, Accessory Design
Nike	310,000	18,670,512	30,218,800	2.3%

Auto Parts
Johnson Controls	600,000	17,273,567	16,524,000	1.3%

Automotive Wholesale
Genuine Parts	400,000	15,835,680	26,036,000	2.0%

Home Improvement
Stanley Black & Decker	100,000	6,793,209	7,191,000	0.6%

		58,572,968	79,969,800	6.2%

Consumer Staples

Beverages
PepsiCo	400,000	25,131,621	28,084,000	2.2%

Food Manufacturing
General Mills	600,000	19,156,589	24,594,000	1.9%
Kellogg	550,000	27,488,698	30,503,000	2.4%
McCormick & Co	300,000	14,110,805	19,368,000	1.5%
JM Smucker	250,000	13,340,013	22,115,000	1.7%
		74,096,105	96,580,000	7.5%

Household Products Manufacturing
Colgate-Palmolive	300,000	21,167,901	32,550,000	2.5%
Kimberly-Clark	300,000	19,381,392	25,716,000	2.0%
Procter & Gamble	400,000	23,489,880	27,932,000	2.1%
Unilever ADS	325,000	8,850,327	12,463,750	1.0%
		72,889,500	98,661,750	7.6%

		172,117,226	223,325,750	17.3%

Energy

Exploration & Production
EnCana	500,000	14,406,364	10,895,000	0.8%

Continued on next page.

6	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

Common Stocks — 95.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Energy (continued)

Integrated Oils
Cenovus	400,000	$10,078,223	$13,340,000	1.0%
ConocoPhillips	330,000	13,482,952	18,790,200	1.5%
Exxon Mobil	350,000	23,656,109	30,849,000	2.4%
Total ADS	375,000	20,975,783	18,810,000	1.5%
		68,193,067	81,789,200	6.4%

Refining & Marketing
Phillips 66	165,000	4,203,783	8,641,050	0.7%

		86,803,214	101,325,250	7.9%

Health Care

Health Care Supplies
Becton, Dickinson & Co.	210,000	15,293,814	16,100,700	1.2%

Large Pharmaceuticals
Abbott Laboratories	350,000	17,540,980	22,750,000	1.8%
AstraZeneca ADS	320,000	13,975,286	15,212,800	1.2%
Bristol-Myers Squibb	800,000	19,124,096	26,104,000	2.0%
Eli Lilly	700,000	26,962,537	34,328,000	2.6%
GlaxoSmithKline ADS	600,000	23,543,156	25,806,000	2.0%
Johnson & Johnson	310,000	19,094,962	21,616,300	1.7%
Novartis ADS	450,000	22,518,080	27,922,500	2.2%
Pfizer	1,200,000	22,076,629	30,024,000	2.3%
		164,835,726	203,763,600	15.8%

		180,129,540	219,864,300	17.0%

Industrials

Aerospace & Defense Parts
United Technologies	250,000	14,326,611	20,027,500	1.6%

Flow Control Equipment
Parker Hannifin	275,000	12,527,667	22,591,250	1.8%

Industrial Automation Controls
Emerson Electric	450,000	20,934,219	22,603,500	1.8%
Honeywell International	450,000	20,022,265	27,598,500	2.1%
		40,956,484	50,202,000	3.9%

Industrial Machinery Manufacturing
Regal-Beloit	100,000	4,068,804	6,975,000	0.5%

Industrial Supply Distribution
W.W. Grainger	150,000	14,706,937	29,103,000	2.3%

Measurement Instruments
Rockwell Automation	325,000	15,208,967	25,753,000	2.0%

Post & Courier Services
United Parcel Service	300,000	19,152,084	21,933,000	1.7%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	7

Amana Income Fund: Schedule of Investments

Common Stocks — 95.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Industrials (continued)

Rail Freight Transportation
Canadian National Railway	350,000	$16,700,299	$31,440,500	2.4%

Rubber & Plastic Manufacturing
Carlisle	490,000	15,157,306	27,768,300	2.1%

		152,805,159	235,793,550	18.3%

Materials

Base Metals
Freeport-McMoRan Copper & Gold	550,000	19,275,646	21,455,500	1.7%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	16,422,819	20,735,000	1.6%
Methanex	300,000	5,849,587	9,072,000	0.7%
PPG Industries	200,000	13,211,577	24,854,000	1.9%
Praxair	220,000	16,103,769	23,586,200	1.9%
		51,587,752	78,247,200	6.1%

Containers & Packaging Manufacturing
3M	260,000	19,087,244	23,647,000	1.8%
Illinois Tool Works	500,000	23,226,178	30,785,000	2.4%
		42,313,422	54,432,000	4.2%

Specialty Chemicals
BASF ADR	140,000	5,118,606	12,584,600	1.0%
E.I. du Pont de Nemours	400,000	17,038,300	17,256,000	1.3%
RPM International	180,000	3,642,493	5,221,800	0.4%
		25,799,399	35,062,400	2.7%

Steel Producers
Nucor	200,000	9,270,293	8,236,000	0.7%
Tenaris ADS	110,000	3,439,736	4,393,400	0.3%
United States Steel	250,000	9,928,676	5,390,000	0.4%
		22,638,705	18,019,400	1.4%

		161,614,924	207,216,500	16.1%

Technology

Information Services
Dun & Bradstreet	200,000	15,599,260	15,836,000	1.2%

Infrastructure Software
Microsoft	1,000,000	24,161,315	26,615,000	2.1%

Semiconductor Devices
Intel	1,200,000	21,854,225	23,478,000	1.8%
Microchip Technology	600,000	17,526,721	18,252,000	1.4%
		39,380,946	41,730,000	3.2%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,500,000	16,043,323	25,905,000	2.0%

		95,184,844	110,086,000	8.5%

Continued on next page.

8	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

Common Stocks — 95.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Utilities

Electric & Gas Marketing & Trading
E.ON ADR	206,139	$7,552,389	$3,719,263	0.3%

Utility Networks
Enersis ADS	200,000	4,040,000	3,390,000	0.2%
National Fuel Gas	170,000	7,593,521	8,853,600	0.7%
		11,633,521	12,243,600	0.9%

		19,185,910	15,962,863	1.2%

Total Common Stocks		$956,939,302	$1,233,412,464	95.6%

Halal Income — 0.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Sukuk

Malaysian Government
1Malaysia Sukuk	3.928% due 06/04/2015	$5,000,000	$5,333,305	0.4%

		$5,000,000	5,333,305	0.4%

Total investments	(Cost = $962,150,407)		1,238,745,769	96.0%
Other assets (net of liabilities)			51,107,583	4.0%
Total net assets			$1,289,853,352	100.0%
ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	9

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2012

Assets
Investments in securities, at value (Cost $962,150,407)	$1,238,745,769
Cash	48,374,041
Dividends and Income	4,851,166
Receivable for Fund shares sold	438,899
Insurance reserve premium	2,528
Total assets		1,292,412,403
Liabilities
Payable for Fund shares redeemed	1,347,596
Payable to affiliates	1,026,895
Accrued expenses	96,754
Accrued distribution fee	87,806
Total liabilities		2,559,051
Net Assets		$1,289,853,352

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,002,347,486
Undistributed net investment income	10,650,711
Undistributed net realized gain	259,793
Unrealized net appreciation on investments	276,595,362
Net assets applicable to Fund shares outstanding		$1,289,853,352

Fund shares outstanding		37,797,110

Net asset value, offering and redemption price per share		$34.13

Statement of Operations
Period ended November 30, 2012

Investment income
Dividends (net of foreign taxes of $612,048)	$17,935,892
Halal income	57,201
Miscellaneous income	363
Gross investment income		17,993,456
Expenses
Investment adviser fees	5,685,786
Distribution fees	1,644,577
Shareowner servicing fees	304,501
Printing and postage	85,406
Trustee fees	32,191
Custodian fees	30,523
Professional fees	30,116
Retirement plan custodial fees	28,036
Other expenses	23,584
Filing and registration fees	18,064
Chief Compliance Officer expenses	4,465
Total gross expenses	7,887,249
Less custodian fee credits	(30,523)
Net expenses		7,856,726
Net investment income		$10,136,730

Net realized gain from investments and foreign currency		$3,085
Net increase in unrealized appreciation on investments and foreign currency		83,498,769
Net gain on investments		$83,501,854

Net increase in net assets resulting from operations		$93,638,584

10	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Income Fund

Statements of Changes in Net Assets	Period ended November 30, 2012	Year ended May 31, 2012
Increase (decrease) in net assets from operations:
From operations
Net investment income	$10,136,730	$20,134,607
Net realized gain on investments	3,085	20,114,750
Net increase (decrease) in unrealized appreciation	83,498,769	(102,621,387)
Net increase (decrease) in net assets	93,638,584	(62,372,030)
Distributions to shareholders from
Net investment income	-	(20,092,368)
Capital gains distribution	-	(6,754,395)
Total distributions	-	(26,846,763)
Capital share transactions
Proceeds from sales of shares	87,938,682	330,549,840
Value of shares issued in reinvestment of dividends	-	24,871,290
Early redemption fees retained	23,584	282,713
Cost of shares redeemed	(188,745,580)	(369,483,490)
Net decrease in net assets	(100,783,314)	(13,779,647)
Total decrease in net assets	(7,144,730)	(102,998,440)

Net assets
Beginning of period	1,296,998,082	1,399,996,522
End of period	1,289,853,352	1,296,998,082

Undistributed net investment income	$10,650,711	$513,981

Shares of the Fund sold and redeemed
Number of shares sold	2,655,804	10,349,669
Number of shares issued in reinvestment of dividends	-	783,176
Number of shares redeemed	(5,681,875)	(11,597,833)
Net decrease in number of shares outstanding	(3,026,071)	(464,988)

Financial Highlights	Period ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2012	2012	2011	2010	2009	2008
Net asset value at beginning of period	31.77	$33.91	$27.28	$24.27	$31.49	$30.99
Income from investment operations
Net investment income	0.27	0.49	0.44	0.35	0.34¹	0.22¹
Net gains (losses) on securities (both realized and unrealized)	2.09	(1.98)	6.63	3.01	(7.28)	0.89
Total from investment operations	2.36	(1.49)	7.07	3.36	(6.94)	1.11
Less distributions
Dividends (from net investment income)	-	(0.49)	(0.44)	(0.35)	(0.28)	(0.18)
Distributions (from capital gains)	-	(0.17)	-	-	(0.01)	(0.43)
Total distributions	-	(0.66)	(0.44)	(0.35)	(0.29)	(0.61)
Paid-in capital from early redemption fees	0.00²	0.01	0.00²	0.00²	0.01	0.00²

Net asset value at end of period	$34.13	$31.77	$33.91	$27.28	$24.27	$31.49

Total Return	7.43%	(4.36)%	25.97%	13.80%	(22.01)%	3.61%

Ratios / supplemental data
Net assets ($000), end of period	$1,289,853	$1,296,998	$1,399,997	$1,067,854	$691,412	$493,916
Ratio of expenses to average net assets
Before custodian fee credits	0.60%	1.20%	1.21%	1.26%	1.33%	1.33%
After custodian fee credits	0.60%	1.20%	1.20%	1.25%	1.32%	1.32%
Ratio of net investment income after custodian fee credits to average net assets	0.77%	1.52%	1.47%	1.33%	1.39%	0.71%
Portfolio turnover rate	0%	3%	3%	5%	6%	2%
¹ Calculated using average shares outstanding			² Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	11

Amana Growth Fund: Performance Summary

Average Annual Returns (as of November 30, 2012)

	10 Years	5 Years	1 Year	Expense Ratio¹
Amana Growth Fund	11.02%	2.83%	9.33%	1.13%
S&P 500 Index	6.35%	1.34%	16.13%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 29, 2002, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $28,440 versus $18,523 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 14, 2012, and incorporates results for the fiscal year ended May 31, 2012. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Fund Assets		Industry weightings are shown as a percentage of total net assets.
Apple	5.4%
Google	2.7%
Amgen	2.6%
Intuit	2.5%
Qualcomm	2.3%
PetSmart	2.3%
Oracle	2.2%
International Business Machines	2.2%
Trimble Navigation	2.2%
SAP ADS	2.1%

12	Semi-Annual Report	November 30, 2012

Amana Growth Fund: Schedule of Investments

Common Stocks — 92.8%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Google¹	85,000	$38,721,712	$59,361,450	2.7%

Local Media
John Wiley & Sons	100,000	3,474,490	4,270,000	0.2%

Telecom Carriers
Akamai Technologies¹	1,000,000	21,444,890	36,620,000	1.7%
America Movil ADS	1,100,000	22,050,820	25,949,000	1.2%
Rogers Communications	40,000	1,161,216	1,766,800	0.1%
		44,656,926	64,335,800	3.0%

		86,853,128	127,967,250	5.9%

Consumer Discretionary

Auto Parts
Gentex	700,000	14,110,974	12,425,000	0.6%

Automotive Wholesale
Genuine Parts	125,000	5,729,519	8,136,250	0.4%

Consumer Electronics & Appliance Stores
Best Buy	600,000	26,509,117	7,866,000	0.4%

General Merchant Wholesalers
Fastenal	800,000	20,471,439	33,448,000	1.5%

Home Product Stores
Lowe's	900,000	21,982,605	32,481,000	1.5%

Other Specialty Retail — Discretionary
PetSmart	700,000	19,711,334	49,462,000	2.3%
Staples	400,000	7,977,170	4,680,000	0.2%
		27,688,504	54,142,000	2.5%

Passenger Transportation
LATAM Airlines ADS	689,762	10,527,808	15,278,228	0.7%

Specialty Apparel Stores
TJX Companies	900,000	18,957,770	39,906,000	1.8%
Urban Outfitters¹	500,000	18,775,643	18,850,000	0.9%
		37,733,413	58,756,000	2.7%

Toys & Games
JAKKS Pacific	161,200	2,057,130	2,011,776	0.1%
Mattel	200,000	5,478,474	7,502,000	0.3%
		7,535,604	9,513,776	0.4%

		172,288,983	232,046,254	10.7%

Consumer Staples

Beverages
Monster Beverage¹	850,000	14,373,051	44,242,500	2.0%
PepsiCo	600,000	36,524,583	42,126,000	2.0%
		50,897,634	86,368,500	4.0%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	13

Amana Growth Fund: Schedule of Investments

Common Stocks — 92.8%	Number of Shares	Cost	Market Value	Percentage of Assets

Consumer Staples (continued)

Food Manufacturing
Danone ADR	410,674	$6,533,458	$5,248,414	0.2%

Household Products Manufacturing
Church & Dwight	800,000	31,059,800	43,320,000	2.0%
Clorox	475,000	28,611,552	36,266,250	1.7%
Estee Lauder	640,000	26,422,282	37,280,000	1.7%
		86,093,634	116,866,250	5.4%

		143,524,726	208,483,164	9.6%

Energy

Exploration & Production
EnCana	400,000	9,640,384	8,716,000	0.4%

Integrated Oils
Cenovus	600,000	15,281,153	20,010,000	0.9%
Suncor Energy	700,000	25,488,281	22,827,000	1.1%
		40,769,434	42,837,000	2.0%

		50,409,818	51,553,000	2.4%

Health Care

Biotech
Amgen	650,000	37,029,165	57,720,000	2.6%
Celgene¹	100,000	7,547,036	7,859,000	0.4%
		44,576,201	65,579,000	3.0%

Health Care Facilities
VCA Antech¹	700,000	20,080,202	14,546,000	0.7%

Health Care Supply Chain
Express Scripts¹	650,000	22,597,762	35,002,500	1.6%

Large Pharmaceuticals
Eli Lilly	650,000	23,224,550	31,876,000	1.5%
Johnson & Johnson	600,000	36,611,701	41,838,000	1.9%
Novartis ADS	650,000	30,201,783	40,332,500	1.9%
Novo Nordisk ADS	220,000	10,428,308	34,907,400	1.6%
		100,466,342	148,953,900	6.9%

Managed Care
Humana	650,000	24,303,411	42,516,500	2.0%

Medical Equipment
Dentsply International	700,000	22,388,875	27,790,000	1.3%

Orthopedic Devices
Stryker	300,000	15,657,168	16,248,000	0.7%
Zimmer	225,000	14,203,045	14,843,250	0.7%
		29,860,213	31,091,250	1.4%

		264,273,006	365,479,150	16.9%

Continued on next page.

14	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Schedule of Investments

Common Stocks — 92.8%	Number of Shares	Cost	Market Value	Percentage of Assets

Industrials

Building Sub-Contractors
EMCOR	700,000	$14,885,660	$22,995,000	1.1%

Flow Control Equipment
Crane	300,000	10,212,899	12,732,000	0.6%

Industrial Machinery Manufacturing
Regal-Beloit	300,000	17,345,995	20,925,000	1.0%

Measurement Instruments
Agilent Technologies	900,000	22,797,417	34,461,000	1.6%
Trimble Navigation¹	850,000	20,463,059	47,294,000	2.2%
		43,260,476	81,755,000	3.8%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	13,126,984	23,755,000	1.1%

Post & Courier Services
United Parcel Service	500,000	33,511,923	36,555,000	1.6%

Rail Freight Transportation
Norfolk Southern	500,000	26,797,903	30,190,000	1.4%
Union Pacific	276,327	30,102,566	33,927,429	1.5%
		56,900,469	64,117,429	2.9%

		189,244,406	262,834,429	12.1%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	20,854,762	34,668,000	1.6%

Base Metals
Anglo American ADR	1,400,000	19,999,821	19,418,000	0.9%

Precious Metal Mining
Barrick Gold	400,000	19,597,495	13,812,000	0.6%

		60,452,078	67,898,000	3.1%

Technology

Application Software
Adobe Systems¹	1,300,000	40,019,763	44,993,000	2.1%
Intuit	900,000	27,960,568	53,919,000	2.5%
SAP ADS	600,000	34,841,094	46,794,000	2.1%
		102,821,425	145,706,000	6.7%

Communications Equipment
Apple	200,000	12,024,718	117,056,000	5.4%
Cisco Systems	2,000,000	39,273,610	37,820,000	1.8%
F5 Networks¹	50,000	6,757,725	4,684,000	0.2%
Harris	700,000	25,887,434	32,991,000	1.5%
		83,943,487	192,551,000	8.9%

Computer Hardware
Hewlett-Packard	1,000,000	38,127,843	12,990,000	0.6%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	15

Amana Growth Fund: Schedule of Investments

Common Stocks — 92.8%	Number of Shares	Cost	Market Value	Percentage of Assets

Technology (continued)

Information Services
Gartner¹	300,000	$8,580,119	$14,364,000	0.6%

Infrastructure Software
Oracle	1,500,000	33,704,630	48,262,500	2.2%

IT Services
Convergys	730,000	11,075,321	11,395,300	0.5%
Infosys ADS	750,000	36,523,550	33,337,500	1.6%
International Business Machines	250,000	26,711,857	47,517,500	2.2%
		74,310,728	92,250,300	4.3%

Printing & Imaging
Canon ADS	600,000	25,251,687	21,108,000	1.0%

Semiconductor Capital Equipment
ASML	462,000	17,639,136	28,907,340	1.3%

Semiconductor Devices
Intel	1,700,000	33,143,860	33,260,500	1.5%
Qualcomm	800,000	30,482,851	50,896,000	2.3%
SanDisk¹	370,000	15,992,445	14,467,000	0.7%
Xilinx	600,000	14,947,540	20,790,000	1.0%
		94,566,696	119,413,500	5.5%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,243,297	12,977,323	21,471,739	1.0%

		491,923,074	697,024,379	32.1%

Total investments		$1,458,969,219	2,013,285,626	92.8%
Other assets (net of liabilities)			155,371,170	7.2%
Total net assets			$2,168,656,796	100.0%
¹ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

16	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2012

Assets
Investments in securities, at value (Cost $1,458,969,219)	$2,013,285,626
Cash	147,363,527
Dividends	10,840,058
Receivable for Fund shares sold	1,134,395
Total assets		2,172,623,606
Liabilities
Payable for Fund shares redeemed	2,141,798
Payable to affiliates	1,565,928
Accrued distribution fee	146,885
Accrued expenses	112,199
Total liabilities		3,966,810
Net assets		$2,168,656,796

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,576,758,666
Undistributed net investment income	7,202,222
Accumulated net realized loss	30,379,626
Unrealized net appreciation on investments and foreign currency	554,316,282
Net assets applicable to Fund shares outstanding		$2,168,656,796

Fund shares outstanding		81,570,310

Net asset value, offering and redemption price per share		$26.59

Statement of Operations
Period ended November 30, 2012

Investment income
Dividends (net of foreign taxes of $346,200)	$15,624,562
Miscellaneous income	545
Gross investment income		15,625,107
Expenses
Investment adviser fees	8,767,246
Distribution fees	2,793,514
Shareowner servicing fees	496,893
Printing and postage	123,393
Custodian fees	51,841
Professional fees	47,996
Trustee fees	47,549
Retirement plan custodial fees	38,048
Filing and registration fees	28,576
Other expenses	27,972
Chief Compliance Officer expenses	7,344
Total gross expenses	12,430,372
Less custodian fee credits	(51,841)
Net expenses		12,378,531
Net investment income		$3,246,576

Net realized gain from investments and foreign currency		$36,854,495
Net increase in unrealized appreciation on investments and foreign currency		68,843,778
Net gain on investments	$105,698,273

Net increase in net assets resulting from operations	$108,944,849

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	17

Amana Growth Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2012	Year ended May 31, 2012
Increase (decrease) in net assets from operations:
From operations
Net investment income	$3,246,576	$4,805,385
Net realized gain on investments	36,854,495	11,441,005
Net increase (decrease) in unrealized appreciation	68,843,778	(80,462,682)
Net increase (decrease) in net assets	108,944,849	(64,216,292)
Distributions to shareholders from
Net investment income	-	(863,127)
Total distributions	-	(863,127)
Capital share transactions
Proceeds from sales of shares	165,441,055	739,420,771
Value of shares issued in reinvestment of dividends	-	825,728
Early redemption fees retained	29,008	345,468
Cost of shares redeemed	(300,982,957)	(690,556,071)
Net increase (decrease) in net assets	(135,512,894)	50,035,896
Total decrease in net assets	(26,568,045)	(15,043,523)

Net assets
Beginning of period	2,195,224,841	2,210,268,364
End of period	2,168,656,796	2,195,224,841

Undistributed net investment income	$7,202,222	$3,955,646

Shares of the Fund sold and redeemed
Number of shares sold	6,299,452	29,911,567
Number of shares issued in reinvestment of dividends	-	34,065
Number of shares redeemed	(11,438,799)	(28,027,658)
Net increase (decrease) in number of shares outstanding	(5,139,347)	1,917,974

Financial Highlights	Period ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2012	2012	2011	2010	2009	2008
Net asset value at beginning of period	$25.32	$26.07	$21.19	$17.69	$23.26	$22.80
Income from investment operations
Net investment income (loss)	0.04	0.06	0.02	(0.01)	(0.02)	(0.09)
Net gains (losses) on securities (both realized and unrealized)	1.23	(0.80)	4.88	3.51	(5.48)	0.75
Total from investment operations	1.27	(0.74)	4.90	3.50	(5.50)	0.66
Less distributions
Dividends (from net investment income)	-	(0.01)	(0.02)	-	-	-
Distributions (from capital gains)	-	-	-	-	(0.07)	(0.20)
Total distributions	-	(0.01)	(0.02)	-	(0.07)	(0.20)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$26.59	$25.32	$26.07	$21.19	$17.69	$23.26

Total return	5.02%	(2.84)%	23.10%	19.79%	(23.63)%	2.91%

Ratios / supplemental data
Net assets ($000), end of period	$2,168,657	$2,195,225	$2,210,268	$1,596,487	$1,046,881	$758,498
Ratio of expenses to average net assets
Before custodian fee credits	0.56%	1.13%	1.14%	1.21%	1.31%	1.31%
After custodian fee credits	0.56%	1.13%	1.14%	1.20%	1.30%	1.29%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.15%	0.23%	0.07%	(0.05)%	(0.16)%	(0.39)%
Portfolio turnover rate	0%²	12%	5%	5%	6%	7%
¹Amount is less than $0.01			²Amount is less than 0.5%

18	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Performance Summary

Average Annual Returns as of November 30, 2012

	10 Years	5 Years	1 Year	Expense Ratio¹
Amana Developing World Fund	n/a	n/a	1.55%	1.63%
MSCI Emerging Markets Index	15.48%	-1.58%	11.68%	N/A

Growth of $10,000

The Amana Developing World Fund commenced operations September 28, 2009.	Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on September 28, 2009, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in the Fund would have risen to $10,358 versus $11,028 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph assumes the reinvestment of dividends and capital gains. It does not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 14, 2012, and incorporates results for the fiscal year ended May 31, 2012. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Fund Assets		Industry weightings are shown as a percentage of total net assets.
Telekomunikasi Indonesia ADS	2.9%
MercadoLibre	2.5%
VF	2.4%
Bangkok Dusit Medical Services	2.3%
LATAM Airlines ADS	2.2%
Aspen Pharmacare	2.2%
Dr. Reddy's Laboratories ADS	2.2%
M. Dias Branco	2.2%
KPJ Healthcare	2.1%
Clicks Group	2.1%

Semi-Annual Report	November 30, 2012	19

Amana Developing World Fund: Schedule of Investments

Common Stocks — 81.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu.com ADS²	3,500	$280,239	$337,085	China³	1.7%

Telecom Carriers
America Movil ADS	13,000	329,525	306,670	Mexico	1.5%
Axiata Group	95,000	175,405	184,961	Malaysia	0.9%
Millicom International	2,500	220,520	214,498	Global[4]	1.1%
MTN Group	16,000	259,470	294,923	South Africa	1.5%
Telefonica Brasil ADS	15,000	371,442	329,100	Brazil	1.7%
Telekomunikasi Indonesia ADS	15,000	540,800	570,600	Indonesia	2.9%
Telenor	10,000	199,353	203,107	Norway	1.0%
Turk Telekomunikasyon	60,000	277,258	224,445	Turkey	1.1%
		2,373,773	2,328,304		11.7%

		2,654,012	2,665,389		13.4%

Consumer Discretionary

Apparel, Footwear, Accessory Design
VF	3,000	310,438	481,530	Global[4]	2.4%

Automobile OEM
Ford Otomotiv Sanayi	40,000	378,513	409,898	Turkey	2.1%

E-Commerce Discretionary
MercadoLibre	7,000	500,586	503,650	Brazil³	2.5%

General Merchant Wholesalers
Li & Fung	125,000	198,616	205,736	China	1.0%

Passenger Transportation
LATAM Airlines ADS	20,000	412,029	443,000	Chile	2.2%

		1,800,182	2,043,814		10.2%

Consumer Staples

Food Manufacturing
Danone ADS	25,000	324,890	319,500	France	1.6%
IOI	165,000	273,757	269,169	Malaysia	1.4%
M. Dias Branco	13,000	368,812	433,354	Brazil	2.2%
Tiger Brands	6,000	199,013	202,137	South Africa	1.0%
		1,166,472	1,224,160		6.2%

Household Products Manufacturing
Colgate-Palmolive	3,200	253,275	347,200	Global[4]	1.7%

Pharmacies & Drug Stores
Clicks Group	60,000	355,423	425,336	South Africa	2.1%

		1,775,170	1,996,696		10.0%

Continued on next page.

20	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Schedule of Investments

Common Stocks — 81.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Energy

Exploration & Production
CNOOC ADS	1,500	$271,050	$319,740	China	1.6%
Pacific Rubiales	8,000	241,327	174,521	Colombia³	0.9%
		512,377	494,261		2.5%

Integrated Oils
China Petroleum & Chemical ADS	800	69,678	84,720	China	0.4%
Petroleo Brasileiro ADS	8,000	256,986	143,760	Brazil	0.7%
Sasol ADS	6,500	316,702	275,275	South Africa	1.4%
		643,366	503,755		2.5%

		1,155,743	998,016		5.0%

Health Care

Cardiovascular Devices
Mindray Medical International ADS	10,000	329,043	338,300	China³	1.7%

Generic Pharmaceuticals
Aspen Pharmacare	25,000	372,311	440,255	South Africa	2.2%
Dr. Reddy's Laboratories ADS	13,000	383,565	436,020	India	2.2%
Richter Gedeon	1,000	199,260	164,184	Hungary	0.8%
		955,136	1,040,459		5.2%

Health Care Facilities
Bangkok Dusit Medical Services	125,000	368,757	456,208	Thailand	2.3%
KPJ Healthcare	220,000	270,186	426,803	Malaysia	2.1%
		638,943	883,011		4.4%

Specialty Pharmaceuticals
Genomma Lab Internacional	100,000	202,781	198,709	Mexico	1.0%
Kalbe Farma	3,500,000	287,372	375,676	Indonesia	1.9%
Mead Johnson Nutrition	6,000	352,781	409,140	Global[4]	2.1%
		842,934	983,525		5.0%

		2,766,056	3,245,295		16.3%

Industrials

Infrastructure Construction
Companhia de Concessoes Rodoviarias	32,000	192,106	274,953	Brazil	1.4%
Jasa Marga (Persero)	500,000	309,264	297,054	Indonesia	1.5%

		501,370	572,007		2.9%

Materials

Agricultural Chemicals
Quimica y Minera de Chile ADS	6,000	333,494	339,600	Chile	1.7%

Base Metals
Anglo American ADR	25,000	466,612	346,750	South Africa³	1.7%
Freeport-McMoRan Copper & Gold	9,000	415,920	351,090	Indonesia³	1.8%
Southern Copper	11,000	380,053	399,300	Peru³	2.0%
		1,262,585	1,097,140		5.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	21

Amana Developing World Fund: Schedule of Investments

Common Stocks — 81.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Materials (continued)

Cement & Aggregates
PT Semen Gresik	200,000	$176,538	$308,231	Indonesia	1.5%

Precious Metal Mining
Alamos Gold	22,500	371,705	423,567	Mexico³	2.1%
Gold Fields ADS	25,000	302,323	307,000	South Africa	1.6%
Impala Platinum ADR	16,000	343,235	260,000	South Africa	1.3%
		1,017,263	990,567		5.0%

Raw Material Suppliers
Vale ADS	12,500	341,208	217,875	Brazil	1.1%

Steel Producers
Tenaris ADS	7,000	282,964	279,580	Argentina³	1.4%

		3,414,052	3,232,993		16.2%

Technology

Application Software
AutoNavi Holdings ADS²	20,000	253,168	244,000	China	1.2%

IT Services
Infosys ADS	8,000	425,120	355,600	India	1.8%

		678,288	599,600		3.0%

Utilities

Power Generation
Aboitiz Power	350,000	286,596	303,998	Philippines	1.5%
Companhia Paranaense de Energia-Copel ADS	5,000	90,684	67,250	Brazil	0.3%
		377,280	371,248		1.8%

Utility Networks
Enersis ADS	10,000	215,250	169,500	Chile	0.8%
Hong Kong & China Gas ADS	100,000	258,462	271,000	China	1.4%
		473,712	440,500		2.2%

		850,992	811,748		4.0%

Total investments		$15,595,865	16,165,558		81.0%
Other assets (net of liabilities)			3,782,506		19.0%
Total assets			$19,948,064		100.0%
¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
[4] Denotes a worldwide presence, comprising an entity with exposure to many regions and countries

ADS: American Depositary Share
ADR: American Depositary Receipt

22	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2012

Assets
Investments in securities, at value (Cost $15,595,865)	$16,165,558
Cash	4,434,745
Receivable for Fund shares sold	29,748
Dividends	12,484
Total assets		20,642,535
Liabilities
Payable for securities purchased	664,408
Payable to affiliates	25,508
Accrued expenses	3,197
Accrued distribution fee	1,358
Total liabilities		694,471
Net assets		$19,948,064

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$19,858,254
Undistributed net investment income	3,555
Accumulated net realized loss	(482,424)
Unrealized net apppreciation on investments	568,679
Net assets applicable to Fund shares outstanding		$19,948,064

Fund shares outstanding		1,927,965

Net asset value, offering and redemption price per share		$10.35

Statement of Operations
Period ended November 30, 2012

Investment income
Dividends (net of foreign taxes of $14,020)	$156,793
Miscellaneous income	47
Gross investment income		156,840
Expenses
Investment adviser fees	92,008
Distribution fees	24,213
Shareowner servicing fees	12,244
Filing and registration fees	10,865
Retirement plan custodial fees	5,212
Professional fees	2,845
Custodian fees	2,695
Printing and postage	2,313
Trustee fees	370
Other expenses	248
Chief Compliance Officer expenses	60
Total gross expenses	153,073
Less custodian fee credits	(2,695)
Net expenses		150,378
Net investment income		$6,462

Net realized loss from investments and foreign currency		$(30,659)
Net increase in unrealized appreciation on investments and foreign currency		832,430
Net gain on investments	$801,771

Net increase in net assets resulting from operations	$808,233

Countries

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2012	23

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2012	Year ended May 31, 2012
Increase (decrease) in net assets from operations:
From operations
Net investment income (loss)	$6,462	$(17,697)
Net realized loss on investments	(30,659)	(344,199)
Net increase (decrease) in unrealized appreciation	832,430	(1,222,032)
Net increase (decrease) in net assets	808,233	(1,583,928)
Distributions to shareholders from
Net investment income	-	(12,737)
Capital share transactions
Proceeds from sales of shares	2,524,657	6,811,087
Value of shares issued in reinvestment of dividends	-	12,663
Early redemption fees retained	327	3,948
Cost of shares redeemed	(1,458,261)	(2,996,458)
Net increase in net assets	1,066,723	3,831,240
Total increase in net assets	1,874,956	2,234,575

Net assets
Beginning of period	18,073,108	15,838,533
End of period	19,948,064	18,073,108

Accumulated investment Income (loss)	$3,555	$(2,907)

Shares of the Fund sold and redeemed
Number of shares sold	244,736	656,980
Number of shares issued in reinvestment of dividends	-	1,261
Number of shares redeemed	(141,711)	(289,358)
Net increase in number of shares outstanding	103,025	368,883

Financial Highlights	Period ended	Year ended May 31,		Period ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2012	2012	2011	2010
Net asset value at beginning of period	$9.90	$10.88	$10.16	$10.00
Income from investment operations
Net investment income (loss)	0.001	(0.01)	(0.06)	(0.05)
Net gain (loss) on securities (both realized and unrealized)	0.45	(0.96)	0.78	0.21
Total from investment operations	0.45	(0.97)	0.72	0.16
Less distributions
Dividends	-	(0.01)	-	-
Total distributions	-	(0.01)	-	-
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$10.35	$9.90	$10.88	$10.16

Total return	4.55%	(8.94)%	7.09%	1.60%

Ratios / supplemental data
Net assets ($000), end of period	$19,948	$18,073	$15,839	$9,096
Ratio of expenses to average net assets
Before custodian fee credits	0.79%	1.63%	1.61%	1.59%²
After custodian fee credits	0.78%	1.61%	1.60%	1.58%²
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.03%	(0.10)%	(0.63)%	(1.14)%²
Portfolio turnover rate	1%	12%	2%	5%
¹Amount is less than $0.01		²Since inception date 9/28/09, annualized

24	Semi-Annual Report	November 30, 2012	The accompanying notes are an integral part of these financial statements.

Notes To Financial Statements

Note 1 — Organization

Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Three portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The investment objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective. The Growth Fund began operations on February 3, 1994. The investment objective of the Growth Fund is long-term capital growth, consistent with Islamic principles. The Developing World Fund began operations on September 28, 2009. The investment objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

Semi-Annual Report	November 30, 2012	25

Notes To Financial Statements (continued)

Share Valuation Inputs as of November 30, 2012
Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Income Fund
Common Stocks	$1,233,412,464	$1,233,412,464	$-	$-
Halal Income	$5,333,305	$-	$5,333,305	$-
Total Assets	$1,238,745,769	$1,233,412,464	$5,333,305	$-

Growth Fund
Common Stocks	$2,013,285,626	$2,013,285,626	$-	$-
Total Assets	$2,013,285,626	$2,013,285,626	$-	$-

Developing World Fund
Common Stocks	$16,165,558	$9,759,970	$6,405,588	$-
Total Assets	$16,165,558	$9,759,970	$6,405,588	$-

During the period ended November 30, 2012, no Fund had transfers between Level 1 and Level 2.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The table above is a summary of the inputs used as of November 30, 2012 in valuing the Funds' investments carried at value.

New accounting pronouncement:

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended November 30, 2012, the Funds did not hold any derivative instruments.

Investment concentration:

The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification ("ASC") 825, "Financial Instruments," identifies these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by careful financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 — 2011), or expected to be taken in the Funds' 2012 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These reclassifications were due to over-distribution and a net investment loss.

	Income Fund	Growth Fund	Developing World Fund
Undistributed net income	$(5,564)	$(2,400)	$27,527
Accumulated gains (losses)	$5,564	$2,400	$4,989
Paid in capital	$-	$-	$(32,516)

Distributions to shareowners:

Dividends from equity securities and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date.

Dividends and distributions are payable at the end of December and May. As a result of their investment strategies, the Growth and

26	Semi-Annual Report	November 30, 2012

Notes To Financial Statements (continued)

Developing World Funds do not expect to pay income dividends. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Other:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital provides investment advisory services and certain other administrative and distribution services and facilities required to conduct Trust business. For such services, each Fund pays an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. For the period ended November 30, 2012, the Funds paid the following advisory fees to Saturna Capital:

	Income Fund	Growth Fund	Developing World Fund
Advisory fees	$5,685,786	$8,767,246	$92,008

Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

Saturna Capital also acts as transfer agent for the Trust. Beginning October 1, 2012, Saturna voluntarily reduced the base transfer agency fee by 85%, from $1.65 to $0.25 per account per month. For the period ended November 30, 2012 the Funds paid the following transfer agent fees to Saturna Capital:

	Income Fund	Growth Fund	Developing World Fund
Transfer Agent fees	$304,501	$496,893	$12,244

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the period ended November 30, 2012, the Funds paid the following distribution fees to SBS:

	Income Fund	Growth Fund	Developing World Fund
Distribution (12b-1) fees	$1,644,577	$2,793,514	$24,213

For the period ended November 30, 2012, Saturna Capital spent $1,763,625 from additional resources of its own, and not part of the 12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

SBS is the primary broker used to effect portfolio transactions for the Trust and currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. For the period ended November 30, 2012, the Funds paid the following retirement plan custodial fees to STC:

	Income Fund	Growth Fund	Developing World Fund
Retirement plan custodial fees	$28,036	$38,048	$5,212

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital, Satruna Brokerage Services, and Saturna Trust Company. He is not compensated by the Trust. For the period ended November 30, 2012, the Trust incurred compensation expenses of $35,500 which is included in $44,610 of total expenses for the independent Trustees.

	Income Fund	Growth Fund	Developing World Fund
Trustee Fees	$13,949	$21,390	$161
Other Trustee expenses	$18,242	$26,159	$209

The officers of the Trust are paid by Saturna Capital, and not the Trust, except for the Chief Compliance Officer who is partially compensated by the Trust. For the period ended November 30, 2012, the Trust paid the following related to the expense of its Chief Compliance Officer:

	Income Fund	Growth Fund	Developing World Fund
Chief Compliance Officer	$4,465	$7,344	$60

On November 30, 2012, the trustees, officers, and their affiliates as a group owned 0.22% of the Income Fund's, 0.11% of the Growth Fund's, and 7.06% of the Developing World Fund's outstanding shares.

Semi-Annual Report	November 30, 2012	27

Notes To Financial Statements (continued)

Note 5 — Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ended November 30, 2012, and fiscal year ended May 31, 2012, were as follows (note: short-term capital gains are considered ordinary income for federal tax purposes):

Income Fund	Nov. 30, 2012	May 31, 2012
Ordinary income	$-	$20,092,368
Long-term capital gain¹	$-	$6,754,395

Growth Fund	Nov. 30, 2012	May 31, 2012
Ordinary income²	$-	$863,127

Developing World Fund	Nov. 30, 2012	May 31, 2012
Ordinary income²	$-	$12,737

¹ Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

² By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

The cost basis of investments for federal income tax purposes at November 30, 2012, were as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of Investments	$962,150,407	$1,458,969,219	$15,595,865
Gross unrealized appreciation	$305,804,821	$661,050,653	$1,694,129
Gross unrealized depreciation	$(29,209,459)	$(106,734,246)	$(1,124,436)
Net unrealized appreciation	$276,595,362	$554,316,407	$569,693

As of May 31, 2012, the components of distributable earnings on a tax basis were as follows:

Income Fund
Undistributed ordinary income	$514,459
Tax accumulated earnings	$514,459
Accumulated capital gains	$256,708
Other accumulated losses	$(478)
Unrealized appreciation	$193,096,593
Total accumulated earnings	$193,867,282

Growth Fund
Undistributed ordinary income	$3,955,646
Tax accumulated earnings	$3,955,646
Accumulated capital losses	$(6,474,869)
Unrealized appreciation	$485,472,504
Total accumulated earnings	$482,953,281

Developing World Fund
Accumulated capital and other losses	$(454,672)
Unrealized depreciation	$(269,735)
Other unrealized gains	$5,984
Total accumulated earnings	$(718,423)

Note 6 — Federal Income Taxes

At May 31, 2012, the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income Fund	Growth Fund	Developing World Fund
Capital loss carryforwards expiring 2018	$-	$1,658,283	$-
Capital loss carryforwards expiring 2019	$-	$4,816,586	$19,458
Short-term loss carryforwards unlimited expiration	$-	$-	$80,819
Long-term loss carryforwards unlimited expiration	$-	$-	$23,299
Post-October loss deferral¹	$478	$-	$331,096

¹ Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

	Income Fund	Growth Fund	Developing World Fund
Utilized Capital loss carryforward expiring 2017	$374,968	$5,052,143	$-
Utilized Capital loss carryforward expiring 2018	$8,178,000	$6,391,262	$-
Utilized Capital loss carryforward expiring 2019	$4,556,243	$-	$-
Total Capital loss carryforward utilized at May 31, 2012	$13,109,211	$11,443,405	$-

Note 7 — Investments

During the period ended November 30, 2012, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$-	$-
Growth Fund	$8,731,646	$92,536,683
Developing World Fund	$4,408,538	$156,652

Note 8 — Custodian

Under agreements in place with the Trust's custodian, BNY Mellon, custody fees are reduced by credits for cash balances. For the period ended November 30, 2012, such reductions were as follows:

	Income Fund	Growth Fund	Developing World Fund
Custodian Fee Credits	$30,523	$51,841	$2,695

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Dec. 31, 2012 Distributions (amounts per share)	Income Fund	Growth Fund	Developing World Fund
Short-term capital gain	$0.0116	$-	$-
Qualified income dividends	$0.30	$0.0683	$-

28	Semi-Annual Report	November 30, 2012

Expenses

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that there are no fees on Saturna IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not assess any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2012]	Ending Account Value [November 30, 2012]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Actual	$1,000.00	$1,074.30	$6.24	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Growth Fund
Actual	$1,000.00	$1,050.20	$5.76	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.67	1.12%

Developing World Fund
Actual	$1,000.00	$1,045.50	$8.00	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.89	1.56%

Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2012, through November 30, 2012), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

Semi-Annual Report	November 30, 2012	29

Renewal of Investment Advisory Contract

During their meeting of September 10, 2012, Amana's Trustees discussed the Trust's various operating agreements. They focused on renewing the agreements of each of the three Funds of the Trust with Saturna Capital Corporation ("Saturna"), and discussed the nature, extent, and quality of the services provided by Saturna. The Trustees took into consideration that the Funds offer unique services for Islamic investors. The Trustees discussed Saturna's experience, ability and commitment to quality in-house service through performing internally such functions as shareowner servicing, administration, retirement plan and Trust services, accounting, marketing, and distribution — in addition to investment management.

The Trustees took into consideration Saturna's continued avoidance of significant operational problems, as well as its substantial investments in premises, personnel, training and equipment to meet investor needs. They recognized Saturna's efforts to recruit and retain increasingly qualified, experienced and specialized staff and to improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of the Funds. They appreciate Saturna's focus on investors, avoiding potential conflicts of interest.

The Trustees found that the long-term investment performance of the Growth, Income and Developing World Funds, both in absolute numbers and relative to peers, continued to be good in a volatile period, reflecting Saturna's cautious investment style. The Trustees found that Saturna managed the Funds to continue to be an acceptable investment for Muslims as well as being highly attractive to all kinds of equity investors. They understood that Islamic restrictions increase Saturna's research expenses and obligations, and impose major constraints on Saturna's selection of portfolio investments.

The Trustees noted, in particular, that the superior performance of the Amana Funds has been recognized by independent rating organizations. As of August, 2012, Lipper's Leader Scorecard ranked Amana Growth in the second quintile of its U.S. Multi-Cap Growth category on total return, tax efficiency and expense — and first quintile for preservation. Lipper's Leader Scorecard ranked Amana Income in the second quintile of its U.S. Equity Income category on total return, and first quintile for preservation and tax efficiency. Additionally, Amana Income won a 2012 Lipper Award for its 10-year performance in the U.S. Equity Income category, its fourth Lipper Award overall. And as of July 31, 2012, Morningstar continued to give both Funds its top 5-Star rating overall. For the 10-year period ending July 31, both the Income and Growth funds rank in the top 1% of their respective Morningstar U.S. categories. Globally, Failaka Advisors again recognized the Amana Funds at their annual Islamic Fund Awards ceremony held in April 2012. Amana Growth won Failaka's 2011 Best U.S. Equity Fund awards for the 5-year and 10-year periods ended December 31, 2011. The Developing World Fund has not operated long enough to have longer-term performance information to review. The Trustees found such information helpful in establishing expectations regarding the performance of the adviser and whether to continue the advisory contract.

The Trustees reviewed the fees and expenses of the Funds. They found each Fund's expense ratio compared favorably to retail funds in its peer group and to be fair given the size of each Fund, the services provided and expenses incurred by Saturna. The steady lowering of the expense ratios continued for another year. Expenses related to distribution, paid to unaffiliated intermediaries, was the largest category. The Trustees recognized that the Funds' positive performance record had likely contributed to their growth in asset size, which resulted in lower expense ratios due to rising fixed costs being spread over a larger asset base.

The Trustees reviewed Saturna's financial information and discussed the issue of profitability related to management and administration of the Funds, as well as the reasonability of profitability with respect to each of the Funds as part of their evaluation of whether the fees under the advisory contract bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent and quality of such services. The Trustees noted Saturna's use of its resources and revenues to pay for marketing and distribution activities, as well as for payments to intermediaries and platforms to support shareowner servicing that benefit shareowners.

The Trustees considered the extent to which advisory fees paid to Saturna reflect economies of scale. The Trustees noted that Saturna has voluntarily included breakpoints within the Growth and the Income Funds' advisory fee structures. Fee breakpoints not only result in lowering operating expenses of the Funds and lower expense ratios but also demonstrate that economies of scale are being shared with shareowners.

The Trustees considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways in which Saturna's services and work done for other accounts it manages benefit the Funds.

The Trustees considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios. In fact, Saturna voluntarily waives brokerage commissions for Fund portfolio trades executed through its affiliated broker at considerable cost to Saturna, which results in savings to Fund shareowners.

The Trustees concluded that the fees paid by the Funds to Saturna were reasonable in light of the services provided; comparative performance; expenses and fees; costs of services provided and profits to be realized; and benefits derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed to renew the Amana Growth, Amana Income, and Amana Developing World Funds' investment Advisory and Administration Agreements.

30	Semi-Annual Report	November 30, 2012

Availability of Quarterly Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital and the Amana Mutual Funds Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Semi-Annual Report	November 30, 2012	31

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

1300 N. State Street
Bellingham, WA 98225
1-800/728-8762
Daily prices at 1-888/73-AMANA
www.amanafunds.com

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	BNY Mellon Brooklyn, NY
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Item 2. Code of Ethics

Registrant has adopted a code of ethics and is included with this submission as Exhibit (a)(1). It may also be found on Registrant's website at http://www.amanafunds.com/retail/ethics.shtml.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Proposals submitted to a vote by security holders are included as part of the report to shareholders under Item 1 of this Form.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 27, 2012, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

(s) Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 23, 2013
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behald of the registrant and in the capacities indicated.

By:

(s) Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 23, 2013
Date

By:

(s) Christopher Fankhauser, Treasurer
Signature and Title

Christopher Fankhauser, Treasurer
Printed name and Title

January 23, 2013
Date

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